UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $63,529 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784      833    24402 SH       Sole                    24402        0        0
AMGEN INC                      COM              031162100     5424    90650 SH       Sole                    90650        0        0
APACHE CORP                    COM              037411105     2223    21900 SH       Sole                    21900        0        0
BARRICK GOLD CORP              COM              067901108     5239   136645 SH       Sole                   136645        0        0
BEMIS INC                      COM              081437105     2292    79800 SH       Sole                    79800        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2630   111250 SH       Sole                   111250        0        0
CONOCOPHILLIPS                 COM              20825c104     2603    50867 SH       Sole                    50867        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1383    21460 SH       Sole                    21460        0        0
EL PASO CORP                   COM              28336L109      340    31395 SH       Sole                    31395        0        0
EXXON MOBIL CORP               COM              30231G102     1135    16944 SH       Sole                    16944        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      279     5500 SH       Sole                     5500        0        0
INTEL CORP                     COM              458140100      288    12900 SH       Sole                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      413     3220 SH       Sole                     3220        0        0
ISHARES INC                    MSCI HONG KONG   464286871      593    36400 SH       Sole                    36400        0        0
ISHARES INC                    MSCI JAPAN       464286848     2206   211300 SH       Sole                   211300        0        0
ISHARES INC                    MSCI TAIWAN      464286731     2159   172065 SH       Sole                   172065        0        0
ISHARES TR INDEX               S&P500 GRW       464287309     6106   101900 SH       Sole                   101900        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405u102      221     3418 SH       Sole                     3418        0        0
MEDTRONIC INC                  COM              585055106     1716    38100 SH       Sole                    38100        0        0
MERCK & CO INC NEW             COM              58933y105     3252    87056 SH       Sole                    87056        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1184    60300 SH       Sole                    60300        0        0
NEWS CORP                      CL B             65248e203      430    25300 SH       Sole                    25300        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3296    58977 SH       Sole                    58977        0        0
PARKER DRILLING CO             COM              701081101       72    14655 SH       Sole                    14655        0        0
PFIZER INC                     COM              717081103     1113    64915 SH       Sole                    64915        0        0
PROCERA NETWORKS INC           COM              74269u104        4    10000 SH       Sole                    10000        0        0
PROSHARES TR                   PSHS SHTRUSS2000 74347r826      401    10000 SH       Sole                    10000        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347r552      208    34500 SH       Sole                    34500        0        0
ROWAN COS INC                  COM              779382100      222     7613 SH       Sole                     7613        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4150    72150 SH       Sole                    72150        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     2681    96200 SH       Sole                    96200        0        0
TECO ENERGY INC                COM              872375100     1681   105800 SH       Sole                   105800        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      297    11450 SH       Sole                    11450        0        0
TRANSCANADA CORP               COM              89353d107      459    12500 SH       Sole                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102      946    28950 SH       Sole                    28950        0        0
VALERO ENERGY CORP NEW         COM              91913y100     2937   149100 SH       Sole                   149100        0        0
WAL MART STORES INC            COM              931142103     2113    38006 SH       Sole                    38006        0        0